UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Spagnola
Title:     Controller
Phone:     703-269-1900

Signature, Place, and Date of Signing:

 /s/ Debra Spagnola     McLean, VA     August 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $60,761 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      340     3799 SH       SOLE                     3799        0        0
ABBOTT LABS                    COM              002824100      338     5247 SH       SOLE                     5247        0        0
ACTUANT CORP                   CL A NEW         00508x203      840    30923 SH       SOLE                    30923        0        0
ALLEGHENY TECHNOLOGIES INC     COM              01741r102     2542    79700 SH       SOLE                    79700        0        0
AVERY DENNISON CORP            COM              053611109     3165   115750 SH       SOLE                   115750        0        0
AVG TECHNOLOGIES N V           SHS              n07831105     2470   189871 SH       SOLE                   189871        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      341     9486 SH       SOLE                     9486        0        0
CAMPBELL SOUP CO               COM              134429109      341    10202 SH       SOLE                    10202        0        0
CENTURYLINK INC                COM              156700106      338     8561 SH       SOLE                     8561        0        0
CONAGRA FOODS INC              COM              205887102      335    12938 SH       SOLE                    12938        0        0
COOPER TIRE & RUBR CO          COM              216831107     6109   348280 SH       SOLE                   348280        0        0
DOLE FOOD CO INC NEW           COM              256603101     3200   364467 SH       SOLE                   364467        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      336     6644 SH       SOLE                     6644        0        0
EASTMAN CHEM CO                COM              277432100      353     7008 SH       SOLE                     7008        0        0
ELECTRONIC ARTS INC            COM              285512109     1989   161047 SH       SOLE                   161047        0        0
EMERSON ELEC CO                COM              291011104      343     7358 SH       SOLE                     7358        0        0
GLATFELTER                     COM              377316104     1875   114519 SH       SOLE                   114519        0        0
JOHNSON & JOHNSON              COM              478160104      332     4908 SH       SOLE                     4908        0        0
JPMORGAN CHASE & CO            COM              46625h100     2441    68319 SH       SOLE                    68319        0        0
K12 INC                        COM              48273u102     3933   168800 SH       SOLE                   168800        0        0
KRATON PERFORMANCE POLYMERS    COM              50077c106     3283   149830 SH       SOLE                   149830        0        0
LAZARD LTD                     SHS A            G54050102     2925   112530 SH       SOLE                   112530        0        0
MATTRESS FIRM HLDG CORP        COM              57722w106     1476    48681 SH       SOLE                    48681        0        0
MDU RES GROUP INC              COM              552690109     2450   113358 SH       SOLE                   113358        0        0
MICROSOFT CORP                 COM              594918104      661    21606 SH       SOLE                    21606        0        0
PARK OHIO HLDGS CORP           COM              700666100      657    34542 SH       SOLE                    34542        0        0
PFIZER INC                     COM              717081103      333    14464 SH       SOLE                    14464        0        0
PROCTER & GAMBLE CO            COM              742718109      337     5505 SH       SOLE                     5505        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2681   102982 SH       SOLE                   102982        0        0
SAGENT PHARMACEUTICALS INC     COM              786692103     1904   105317 SH       SOLE                   105317        0        0
SEAGATE TECHNOLOGY PLC         SHS              g7945m107     1422    57500 SH       SOLE                    57500        0        0
SOUTHWEST AIRLS CO             COM              844741108     5661   613992 SH       SOLE                   613992        0        0
SYSCO CORP                     COM              871829107      338    11349 SH       SOLE                    11349        0        0
TIME WARNER INC                COM NEW          887317303      341     8863 SH       SOLE                     8863        0        0
TRIMAS CORP                    COM NEW          896215209     2828   140710 SH       SOLE                   140710        0        0
VERA BRADLEY INC               COM              92335c106     1169    55442 SH       SOLE                    55442        0        0
VIACOM INC NEW                 CL B             92553p201      334     7097 SH       SOLE                     7097        0        0